UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form  13F-HR

FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment	[ ] Amendment Number:
This Amendment:	[ ] is a restatement.
              	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  	The Cape Cod Five Cents Savings Bank
Address 19 West Road
       	Orleans, MA 02653

Form 13F File Number: 28- 11577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all Required items, statement, schedules, lists, and tables,are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Timothy J. McGann
Title:	Vice President, Trust and Compliance Officer
Phone:	(508) 247-2327

Signature, Place, and Date of Signing:

Timothy J. McGann,	Orleans, MA	4/23/2009
   [Signature]         [City, State]     [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager
	are reported in this report.)

[ ]  	13F NOTICE.  (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ] 	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	124

Form 13F Information Table Value Total:	109,509 (thousands)

List of Other Included Mangers:	NONE

FORM 13F INFORMATION TABLE
						   CAPE COD FIVE CENTS SAVINGS BANK
			                      SECURITIES AND EXCHANGE COMMISSION FORM 13F
                                                             AS OF 03/31/09

- - - - COL1 - - - - - - - - - - COL2 - - - - - COL3 - - - COL4 - - - -  COL5  - - - - COL6 - - COL7 - - - - - - COL8 - - - - - - -
                                                                                     INVESTMENT
                                                           MARKET                    DISCRETION             VOTING AUTHORITY
                                                            VALUE    SHS OR     PUT SOLE SHR OTH OTH   SOLE      SHARED      NONE
NAME OF ISSUER               TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT    CALL (A) (B) (C) MGR    (A)        (B)        (C)
OAO ROSNEFT OIL CO GDR                        B17FSC2         142     33,000 SH       X                 33,000
ACCENTURE LTD BERMUDA        CL A             G1150G111     1,189     43,235 SH       X                 43,235
AT&T INC                     COM              00206R102     2,762    109,598 SH       X                109,598
AT&T INC                     COM              00206R102        20        800 SH               X            800
ABBOTT LABS                  COM              002824100     1,893     39,679 SH       X                 39,679
ADOBE SYS INC                COM              00724F101     1,112     51,975 SH       X                 51,975
ADOBE SYS INC                COM              00724F101         2        100 SH               X            100
AMERICAN EXPRESS CO          COM              025816109       217     15,925 SH       X                 15,925
AMERICAN EXPRESS CO          COM              025816109        15      1,081 SH               X          1,081
AMGEN INC                    COM              031162100       959     19,375 SH       X                 19,375
APACHE CORP                  COM              037411105     1,145     17,865 SH       X                 17,865
APPLIED MATLS INC            COM              038222105       552     51,325 SH       X                 51,325
APPLIED MATLS INC            COM              038222105         2        150 SH               X            150
AUSTIN CHALK OIL & GAS LTD   COM              052194107         0     10,000 SH       X                 10,000
BB&T CORP                    COM              054937107       646     38,175 SH       X                 38,175
BP PLC                       SPONSORED ADR    055622104     1,972     49,175 SH       X                 49,175
BAKER HUGHES INC             COM              057224107       888     31,100 SH       X                 31,100
BANK OF AMERICA CORPORATION  COM              060505104       465     68,118 SH       X                 68,118
BERKSHIRE HATHAWAY INC DEL   CL B             084670207       959        340 SH       X                    340
BRISTOL MYERS SQUIBB CO      COM              110122108       343     15,634 SH       X                 15,634
BRISTOL MYERS SQUIBB CO      COM              110122108        20        900 SH               X            900
CERA TECH, INC SERIES B CONV                  15690A902       580     20,000 SH       X                 20,000
CHEVRON CORP NEW             COM              166764100     2,822     41,965 SH       X                 41,965
CHURCH & DWIGHT INC          COM              171340102     1,919     36,747 SH       X                 36,747
CISCO SYS INC                COM              17275R102     1,333     79,510 SH       X                 79,510
CISCO SYS INC                COM              17275R102         2        100 SH               X            100
CITIGROUP INC                COM              172967101        63     25,001 SH       X                 25,001
COCA COLA CO                 COM              191216100       519     11,802 SH       X                 11,802
COCA COLA CO                 COM              191216100        22        500 SH               X            500
COLGATE PALMOLIVE CO         COM              194162103       486      8,240 SH       X                  8,240
COMCAST CORP NEW             CL A             20030N101       227     16,616 SH       X                 16,616
COSTCO WHSL CORP NEW         COM              22160K105     1,372     29,614 SH       X                 29,614
DEAN FOODS CO NEW            COM              242370104       362     20,000 SH       X                 20,000
DOMINION RES INC VA NEW      COM              25746U109       282      9,101 SH       X                  9,101
DOW CHEM CO                  COM              260543103       260     30,813 SH       X                 30,813
E M C CORP MASS              COM              268648102       118     10,310 SH       X                 10,310
ECOLAB INC                   COM              278865100     1,121     32,270 SH       X                 32,270
EMERSON ELEC CO              COM              291011104       225      7,860 SH       X                  7,860
EXXON MOBIL CORP             COM              30231G102     7,953    116,783 SH       X                116,783
EXXON MOBIL CORP             COM              30231G102        14        200 SH               X            200
FPL GROUP INC                COM              302571104     1,054     20,769 SH       X                 20,769
FLUOR CORP NEW               COM              343412102       559     16,192 SH       X                 16,192
GAZPROM O A O                SPON ADR         368287207       155     10,000 SH       X                 10,000
GENERAL ELECTRIC CO          COM              369604103     4,029    398,488 SH       X                398,488
GENERAL ELECTRIC CO          COM              369604103        11      1,100 SH               X          1,100
GENERAL MLS INC              COM              370334104       505     10,132 SH       X                 10,132
HALLIBURTON CO               COM              406216101       466     30,144 SH       X                 30,144
HEWLETT PACKARD CO           COM              428236103       373     11,646 SH       X                 11,646
HOME DEPOT INC               COM              437076102       659     27,986 SH       X                 27,986
HUNTINGTON BANCSHARES INC    COM              446150104        28     17,000 SH       X                 17,000
ILLINOIS TOOL WKS INC        COM              452308109     1,548     50,191 SH       X                 50,191
INTEL CORP                   COM              458140100       172     11,430 SH       X                 11,430
INTEL CORP                   COM              458140100         2        100 SH               X            100
INTERNATIONAL BUSINESS MACHS COM              459200101     2,182     22,517 SH       X                 22,517
ISHARES TR                   DJ SEL DIV INX   464287168       222      7,080 SH       X                  7,080
ISHARES TR                   S&P 500 INDEX    464287200     1,298     16,305 SH       X                 16,305
ISHARES TR                   S&P 500 INDEX    464287200        56        700 SH               X            700
ISHARES TR                   MSCI EMERG MKT   464287234       531     21,395 SH       X                 21,395
ISHARES TR                   MSCI EAFE IDX    464287465     2,438     64,868 SH       X                 64,868
ISHARES TR                   MSCI EAFE IDX    464287465        60      1,600 SH               X          1,600
ISHARES TR                   S&P MIDCAP 400   464287507     4,499     92,440 SH       X                 92,440
ISHARES TR                   S&P MIDCAP 400   464287507       134      2,750 SH               X          2,750
ISHARES TR                   COHEN&ST RLTY    464287564       209      7,545 SH       X                  7,545
ISHARES TR                   S&P GLB100INDX   464287572     1,311     31,030 SH       X                 31,030
ISHARES TR                   S&P GLB100INDX   464287572        63      1,500 SH               X          1,500
ISHARES TR                   RUSSELL 2000     464287655     3,767     89,582 SH       X                 89,582
ISHARES TR                   RUSSELL 2000     464287655       116      2,750 SH               X          2,750
JPMORGAN CHASE & CO          COM              46625H100     1,738     65,376 SH       X                 65,376
JOHNSON & JOHNSON            COM              478160104     3,279     62,334 SH       X                 62,334
JOHNSON & JOHNSON            COM              478160104        32        600 SH               X            600
LOWES COS INC                COM              548661107       499     27,363 SH       X                 27,363
MEDTRONIC INC                COM              585055106       728     24,710 SH       X                 24,710
MERCK & CO INC               COM              589331107       757     28,301 SH       X                 28,301
MERCK & CO INC               COM              589331107        13        500 SH               X            500
MERITOR SVGS BK PA           COM              590007100        83     40,000 SH       X                 40,000
MICROSOFT CORP               COM              594918104     1,406     76,520 SH       X                 76,520
MICROSOFT CORP               COM              594918104         2        100 SH               X            100
MOSAIC CO                    COM              61945A107       336      8,000 SH       X                  8,000
NIKE INC                     CL B             654106103       818     17,449 SH       X                 17,449
NOVARTIS A G                 SPONSORED ADR    66987V109     1,174     31,025 SH       X                 31,025
NSTAR                        COM              67019E107       513     16,098 SH       X                 16,098
PEPSICO INC                  COM              713448108     2,441     47,413 SH       X                 47,413
PFIZER INC                   COM              717081103       382     28,030 SH       X                 28,030
PFIZER INC                   COM              717081103        11        800 SH               X            800
PHILIP MORRIS INTL INC       COM              718172109       249      7,012 SH       X                  7,012
POLAROID CORP COM                             731095105         0     10,000 SH       X                 10,000
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105       265     13,250 SH       X                 13,250
PRAXAIR INC                  COM              74005P104       964     14,326 SH       X                 14,326
PROCTER & GAMBLE CO          COM              742718109     3,378     71,740 SH       X                 71,740
PROCTER & GAMBLE CO          COM              742718109        24        500 SH               X            500
QUEST DIAGNOSTICS INC        COM              74834L100       853     17,975 SH       X                 17,975
QUEST DIAGNOSTICS INC        COM              74834L100         9        200 SH               X            200
SCHLUMBERGER LTD             COM              806857108       294      7,235 SH       X                  7,235
SOUTHERN CO                  COM              842587107     1,461     47,705 SH       X                 47,705
STAPLES INC                  COM              855030102       806     44,507 SH       X                 44,507
STAPLES INC                  COM              855030102         3        187 SH               X            187
STATE STR CORP               COM              857477103       930     30,225 SH       X                 30,225
STRYKER CORP                 COM              863667101     1,318     38,720 SH       X                 38,720
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR    874039100       941    105,189 SH       X                105,189
TARGET CORP                  COM              87612E106       262      7,625 SH       X                  7,625
TASKER PRODUCTS CORP         COM              87652D109         0     40,000 SH       X                 40,000
TEVA PHARMACEUTICAL INDS LTD ADR              881624209     1,799     39,930 SH       X                 39,930
3M CO                        COM              88579Y101     1,616     32,492 SH       X                 32,492
3M CO                        COM              88579Y101        20        400 SH               X            400
TORO CO                      COM              891092108       479     19,800 SH       X                 19,800
UNION PAC CORP               COM              907818108       299      7,264 SH       X                  7,264
UNITED TECHNOLOGIES CORP     COM              913017109       287      6,689 SH       X                  6,689
V F CORP                     COM              918204108       425      7,440 SH       X                  7,440
VANGUARD INTL EQUITY INDEX F EMR MKT ETF      922042858       456     19,375 SH       X                 19,375
VARIAN MED SYS INC           COM              92220P105       778     25,550 SH       X                 25,550
VANGUARD INDEX FDS           GROWTH ETF       922908736       276      7,375 SH       X                  7,375
VANGUARD INDEX FDS           VALUE ETF        922908744       456     13,470 SH       X                 13,470
VERIZON COMMUNICATIONS INC   COM              92343V104     2,358     78,064 SH       X                 78,064
VERIZON COMMUNICATIONS INC   COM              92343V104        24        800 SH               X            800
WELLS FARGO & CO NEW         COM              949746101       179     12,597 SH       X                 12,597
WOLVERINE WORLD WIDE INC     COM              978097103       716     45,956 SH       X                 45,956
WOODWARD GOVERNOR CO         COM              980745103       112     10,000 SH       X                 10,000
WYETH                        COM              983024100       493     11,456 SH       X                 11,456
 FINAL TOTALS                                              109,509
 FORM 13F INFORMATION TABLE ENTRY TOTAL      124
